================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3255

                           Panorama Series Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 9/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                    Shares                        Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.5%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.4%
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Ford Motor Co.(1)                                                 179,800              $      1,738,666
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Hyatt Hotels Corp., Cl. A(1)                                       25,500                       799,935
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                    5,430                       476,863
                                                                                        ---------------
                                                                                              1,276,798
-------------------------------------------------------------------------------------------------------
MEDIA--3.2%
McGraw-Hill Cos., Inc. (The)                                       51,690                     2,119,290
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
AutoZone, Inc.(1)                                                   2,120                       676,683
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                               17,220                       955,193
                                                                                        ---------------
                                                                                              1,631,876
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--11.9%
-------------------------------------------------------------------------------------------------------
BEVERAGES--2.6%
Dr. Pepper Snapple Group, Inc.                                     43,160                     1,673,745
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--5.7%
General Mills, Inc.                                                24,450                       940,592
-------------------------------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                             15,190                     1,107,199
-------------------------------------------------------------------------------------------------------
Mead Johnson Nutrition Co., Cl. A                                  16,310                     1,122,617
-------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                     34,260                       560,151
                                                                                        ---------------
                                                                                              3,730,559
-------------------------------------------------------------------------------------------------------
TOBACCO--3.6%
Philip Morris International, Inc.                                  37,350                     2,329,893
-------------------------------------------------------------------------------------------------------
ENERGY--11.7%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
National Oilwell Varco, Inc.                                        6,180                       316,540
-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--11.2%
Chevron Corp.                                                      32,961                     3,049,552
-------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP                                    13,600                       546,040
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                19,590                       507,185
-------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                 16,090                     1,139,172
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                         28,640                     2,047,760
-------------------------------------------------------------------------------------------------------
Plains All American Pipeline LP                                       200                        11,784
                                                                                        ---------------
                                                                                              7,301,493
-------------------------------------------------------------------------------------------------------
FINANCIALS--14.8%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Blackstone Group LP (The)                                          56,500                       676,870
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.6%
CIT Group, Inc.(1)                                                 66,160                     2,009,279
-------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                      4,430                       309,657
                                                                                        ---------------
                                                                                              2,318,936
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Discover Financial Services                                        18,140                       416,132
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
Citigroup, Inc.                                                    55,119                     1,412,149
-------------------------------------------------------------------------------------------------------
CME Group, Inc.                                                     1,670                       411,488
-------------------------------------------------------------------------------------------------------

1 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                    Shares                        Value
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
JPMorgan Chase & Co.                                               56,280              $      1,695,154
                                                                                        ---------------
                                                                                              3,518,791
-------------------------------------------------------------------------------------------------------
INSURANCE--4.1%
Berkshire Hathaway, Inc., Cl. B(1)                                  4,820                       342,413
-------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                        38,620                     1,024,975
-------------------------------------------------------------------------------------------------------
Progressive Corp.                                                  73,690                     1,308,734
                                                                                        ---------------
                                                                                              2,676,122
-------------------------------------------------------------------------------------------------------
HEALTH CARE--13.3%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Celgene Corp.(1)                                                   25,040                     1,550,477
-------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                                      8,590                       109,007
                                                                                        ---------------
                                                                                              1,659,484
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
WellPoint, Inc.                                                    24,780                     1,617,638
-------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.3%
Waters Corp.(1)                                                    11,390                       859,831
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.9%
Abbott Laboratories                                                38,680                     1,978,095
-------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                      7,370                       607,141
-------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                           48,260                     1,514,399
-------------------------------------------------------------------------------------------------------
Hospira, Inc.(1)                                                   10,170                       376,290
                                                                                        ---------------
                                                                                              4,475,925
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.2%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Boeing Co. (The)                                                   16,360                       989,944
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.2%
United Parcel Service, Inc., Cl. B                                 22,790                     1,439,189
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.6%
Tyco International Ltd.                                            40,695                     1,658,321
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.9%
CSX Corp.                                                          64,230                     1,199,174
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.0%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
QUALCOMM, Inc.                                                     31,760                     1,544,489
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.2%
Apple, Inc.(1)                                                     11,410                     4,349,264
-------------------------------------------------------------------------------------------------------
Dell, Inc.(1)                                                      22,960                       324,884
                                                                                        ---------------
                                                                                              4,674,148
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.4%
eBay, Inc.(1)                                                      80,360                     2,369,816
-------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                              3,480                     1,790,042
                                                                                        ---------------
                                                                                              4,159,858
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.6%
Visa, Inc., Cl. A                                                   4,480                       384,026
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
Marvell Technology Group Ltd.(1)                                   69,890                     1,015,502

2 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                    Shares                        Value
-------------------------------------------------------------------------------------------------------
SOFTWARE--3.8%
Check Point Software Technologies Ltd.(1)                          12,360              $        652,114
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    60,140                     1,496,883
-------------------------------------------------------------------------------------------------------
Oracle Corp.                                                       12,110                       348,041
                                                                                        ---------------
                                                                                              2,497,038
-------------------------------------------------------------------------------------------------------
MATERIALS--2.0%
-------------------------------------------------------------------------------------------------------
CHEMICALS--1.8%
Praxair, Inc.                                                      12,750                     1,191,870
-------------------------------------------------------------------------------------------------------
METALS & MINING--0.2%
Glencore International plc                                         19,120                       118,339
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
America Movil SAB de CV, ADR, Series L                             65,090                     1,437,187
-------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
-------------------------------------------------------------------------------------------------------
ENERGY TRADERS--2.0%
AES Corp. (The)(1)                                                131,580                     1,284,221
                                                                                        ---------------
Total Common Stocks (Cost $60,402,998)                                                       63,931,895
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--1.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.16%(2,3) (Cost $963,208)                                        963,208                       963,208
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $61,366,206)                        100.0%                 64,895,103
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                   0.0                     (15,478)
                                                              -----------------------------------------
Net Assets                                                           100.0%            $     64,879,625
                                                              =========================================


Footnotes to Statement of Investments

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES        GROSS         GROSS               SHARES
                                                     DECEMBER 31, 2010    ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2011
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           1,202,978   13,648,328    13,888,098              963,208

                                                              VALUE    INCOME
-------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E         $963,208   $ 1,936

3. Rate shown is the 7-day yield as of September 30, 2011.

3 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of September 30, 2011 based on valuation input level:

                                                                                 Level 3--
                                               Level 1--          Level 2--    Significant
                                              Unadjusted  Other Significant   Unobservable
                                           Quoted Prices  Observable Inputs         Inputs                Value
---------------------------------------------------------------------------------------------------------------
Assets Table
Investments, at Value:
Common Stocks
  Consumer Discretionary            $         6,766,630   $             --    $         --   $        6,766,630
  Consumer Staples                            7,734,197                 --              --            7,734,197
  Energy                                      7,618,033                 --              --            7,618,033
  Financials                                  9,606,851                 --              --            9,606,851
  Health Care                                 8,612,878                 --              --            8,612,878
  Industrials                                 5,286,628                 --              --            5,286,628
  Information Technology                     14,275,061                 --              --           14,275,061
  Materials                                   1,191,870            118,339              --            1,310,209
  Telecommunication Services                  1,437,187                 --              --            1,437,187
  Utilities                                   1,284,221                 --              --            1,284,221
Investment Company                              963,208                 --              --              963,208
                                    ---------------------------------------------------------------------------
Total Assets                        $        64,776,764   $        118,339    $         --   $       64,895,103
                                    ---------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

Notes to Statement of Investments

Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

4 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ((R)) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S.dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

5 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

6 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended September 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,433 and $19, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of September 30, 2011, the Fund had no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 61,423,493
                                              ============

Gross unrealized appreciation                 $  8,234,037
Gross unrealized depreciation                   (4,762,427)
                                              ------------
Net unrealized appreciation                   $  3,471,610
                                              ============

7 | Growth Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                    Shares                        Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--56.2%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.5%
-------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Central European Media Enterprises Ltd.(1)                         34,710                 $     271,076
-------------------------------------------------------------------------------------------------------
Jupiter Telecommunications Co. Ltd.                                 3,000                     3,225,539
                                                                                          -------------
                                                                                              3,496,615
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Target Corp.                                                       20,610                     1,010,714
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
CVS Caremark Corp.                                                 27,140                       911,361
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.0%
Nestle SA                                                          55,231                     3,036,066
-------------------------------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                                 47,436                     1,271,759
-------------------------------------------------------------------------------------------------------
ENERGY--5.7%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Schlumberger Ltd.                                                   8,260                       493,370
-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.2%
Chevron Corp.                                                      31,030                     2,870,896
-------------------------------------------------------------------------------------------------------
Consol Energy, INC.                                                19,200                       651,456
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                  23,310                     1,693,005
                                                                                          -------------
                                                                                              5,215,357
-------------------------------------------------------------------------------------------------------
FINANCIALS--9.6%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Goldman Sachs Group, Inc. (The)                                     9,070                       857,569
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
M&T Bank Corp.                                                     11,920                       833,208
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                  35,960                       867,355
                                                                                          -------------
                                                                                              1,700,563
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
JPMorgan Chase & Co.                                               81,760                     2,462,611
-------------------------------------------------------------------------------------------------------
INSURANCE--4.5%
Ace Ltd.                                                           15,130                       916,878
-------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                              23,960                     1,901,945
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                      60,250                     1,687,603
                                                                                          -------------
                                                                                              4,506,426
-------------------------------------------------------------------------------------------------------
HEALTH CARE--8.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.9%
Amgen, Inc.                                                        28,500                     1,566,075
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                           43,644                     1,693,387
-------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc.(1)                                    122,140                       604,593
                                                                                          -------------
                                                                                              3,864,055
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Humana, Inc.                                                       19,570                     1,423,326
-------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                                    23,580                     1,539,302
                                                                                           ------------
                                                                                              2,962,628
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd., Sponsored ADR                 29,270                     1,089,429

1 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                    Shares                         Value
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.3%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.1%
AerCap Holdings NV(1)                                               6,730                  $      66,762
--------------------------------------------------------------------------------------------------------
AIRLINES--0.8%
United Continental Holdings, Inc.(1)                               39,850                        772,293
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Cooper Industries plc                                              17,880                        824,626
--------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Ingersoll-Rand plc                                                 23,060                        647,755
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.8%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
QUALCOMM, Inc.                                                     49,280                      2,396,486
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Apple, Inc.(1)                                                      1,490                        567,958
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.4%
eBay, Inc.(1)                                                      70,060                      2,066,069
--------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                              6,510                      3,348,614
                                                                                            ------------
                                                                                               5,414,683
--------------------------------------------------------------------------------------------------------
SOFTWARE--9.4%
Oracle Corp.                                                       39,620                      1,138,679
--------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(1)                            547,680                      6,966,490
--------------------------------------------------------------------------------------------------------
THQ, Inc.(1)                                                      731,990                      1,266,343
                                                                                            ------------
                                                                                               9,371,512
--------------------------------------------------------------------------------------------------------
MATERIALS--2.1%
--------------------------------------------------------------------------------------------------------
CHEMICALS--2.1%
Celanese Corp., Series A                                           20,014                        651,055
--------------------------------------------------------------------------------------------------------
Mosaic Co. (The)                                                   29,660                      1,452,450
                                                                                            ------------
                                                                                               2,103,505
--------------------------------------------------------------------------------------------------------
UTILITIES--1.0%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Edison International, Inc.                                         24,880                        951,660
                                                                                            ------------
Total Common Stocks (Cost $62,033,594)                                                        55,995,763

                                                                 Principal
                                                                    Amount
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.5%
AESOP Funding II LLC, Automobile Receivables Nts.,
Series 2011-1A, Cl. A, 1.85%, 11/20/13(2)                    $     60,000                         60,178
--------------------------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4, Automobile
Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14           55,000                         55,169
--------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed
Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/15(2)              95,000                         97,413
--------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Automobile Receivables Nts.,
Series 2011-4, Cl. A2, 1%, 9/15/16                                115,000                        114,800
--------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl.
A3, 3.04%, 10/15/13                                                40,875                         41,227
--------------------------------------------------------------------------------------------------------

2 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-3,
Automobile Receivables-Backed Nts., Series 2010-3, Cl.
A2, 0.77%, 12/9/13                                            $     27,030                  $    27,038
-------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl.
D, 4.26%, 2/8/17                                                   30,000                        30,423
-------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15                              35,000                        35,253
Series 2011-2, Cl. D, 4%, 5/8/17                                   60,000                        60,797
-------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-4,
Automobile Receivables-Backed Nts., Series 2011-4, Cl.
D, 4.08%, 7/10/17                                                 165,000                       164,713
-------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2,
1.22%, 10/8/13                                                     16,933                        16,957
-------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
1.195%, 5/25/34(3)                                                141,560                       119,369
-------------------------------------------------------------------------------------------------------
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                        45,000                        45,143
-------------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series
2010-1A, Cl. 1, 5.43%, 7/20/15(2)                                  23,866                        25,231
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15               70,000                        73,874
-------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A12, Cl. A12, 3.35%, 8/15/16(2)                       110,000                       112,021
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(2)                       105,000                       115,158
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(2)                      175,000                       190,691
Series 2009-A8, Cl. A8, 2.329%, 5/16/16(2,3)                      155,000                       156,344
-------------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 1.029%, 1/20/41(3)                         115,000                       115,317
-------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.975%, 2/25/33(3)                           3,568                         3,396
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                          262,776                       204,647
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                              939                           738
-------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                        100,000                       101,751
-------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(2)                          71,734                        72,249
-------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(2)                          140,000                       140,545
-------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts.,
Series 2011-2A, Cl. C, 3.05%, 7/15/13(2)                           35,000                        35,109
-------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
0.345%, 6/25/36(3)                                                  2,676                         2,668
-------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15             92,641                        92,484
-------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2009-2,
Asset-Backed Nts., Series 2009-2, Cl. A, 1.779%,
9/15/14(3)                                                        110,000                       111,207
-------------------------------------------------------------------------------------------------------

3 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2010-1,
Asset-Backed Nts., Series 2010-1, Cl. A, 1.879%,
12/15/14(2,3)                                                $    115,000                  $    116,700
-------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1,
Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16          125,000                       127,427
-------------------------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 1.757%, 10/20/14(2,3)          115,000                       116,264
-------------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd.,
Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%,
2/15/23(2)                                                        110,000                       111,150
-------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(2)                         175,000                       176,974
-------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.579%, 3/15/16(3)           120,000                       120,560
-------------------------------------------------------------------------------------------------------
Navistar Financial Dealer Note Master Owner Trust,
Asset-Backed Nts., Series 2010-1, Cl. A, 1.885%,
1/26/15(2,3)                                                      185,000                       185,663
-------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                      105,000                       105,488
-------------------------------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile Receivable Nts.,
Series 2010-AA, Cl. A, 1.379%, 1/15/15(2,3)                       110,000                       111,041
-------------------------------------------------------------------------------------------------------
Rental Car Finance Corp., Automobile Receivable Nts.,
Series 2011-1A, Cl. A1, 2.51%, 2/25/16(2)                          85,000                        86,320
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2,
0.95%, 8/15/13                                                     59,322                        59,347
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3,
Automobile Receivables Nts., Series 2010-3, Cl. C,
3.06%, 11/15/17                                                   115,000                       115,239
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-A,
Automobile Receivables Nts., Series 2010-A, Cl. A2,
1.37%, 8/15/13(2)                                                  80,798                        80,951
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-1,
Automobile Receivables Nts., Series 2011-1, Cl. D,
4.01%, 2/15/17                                                    115,000                       116,351
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D,
3.10%, 5/15/17(8)                                                 121,332                       120,834
-------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S2A,
Automobile Receivables Nts., Series 2011-S2A, Cl. D,
3.35%, 6/15/17(2)                                                  78,246                        78,184
-------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13           105,000                       105,307
-------------------------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%,
6/16/14(2)                                                         50,000                        50,018
-------------------------------------------------------------------------------------------------------
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%,
9/15/15                                                            45,000                        45,206
                                                                                           ------------
Total Asset-Backed Securities (Cost $4,508,525)                                               4,450,934
-------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--25.8%
-------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.2%
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED--21.6%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18                                                   175,846                       187,977
5%, 12/15/34                                                       12,666                        13,660
5.50%, 9/1/39                                                     322,023                       349,012
6.50%, 4/15/18-4/1/34                                             113,565                       126,461
7%, 10/1/31                                                        90,088                       103,664

4 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
8%, 4/1/16                                                   $     38,477                  $     42,206
9%, 8/1/22-5/1/25                                                  15,044                        17,085
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.707%, 3/25/36(3)                        95,293                       131,400
Series 2461, Cl. PZ, 6.50%, 6/15/32                               192,731                       220,736
Series 2500, Cl. FD, 0.729%, 3/15/32(3)                            24,921                        25,000
Series 2526, Cl. FE, 0.629%, 6/15/29(3)                            33,409                        33,574
Series 2551, Cl. FD, 0.629%, 1/15/33(3)                            22,714                        22,800
Series 2663, Cl. BA, 4%, 8/1/16                                    50,255                        50,579
Series 2686, Cl. CD, 4.50%, 2/1/17                                 19,843                        19,912
Series 2907, Cl. GC, 5%, 6/1/27                                    12,011                        12,067
Series 2952, Cl. GJ, 4.50%, 12/1/28                                   385                           385
Series 3019, Cl. MD, 4.75%, 1/1/31                                 52,722                        53,354
Series 3025, Cl. SJ, 23.91%, 8/15/35(3)                            17,010                        23,380
Series 3094, Cl. HS, 23.544%, 6/15/34(3)                           53,509                        69,054
Series 3242, Cl. QA, 5.50%, 3/1/30                                 51,346                        51,899
Series 3822, Cl. JA, 5%, 6/1/40                                   199,983                       218,605
Series 3848, Cl. WL, 4%, 4/1/40                                   143,814                       152,541
Series R001, Cl. AE, 4.375%, 4/1/15                                10,480                        10,528
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 14.982%, 4/1/27(4)                             81,153                        15,312
Series 192, Cl. IO, 12.865%, 2/1/28(4)                             21,837                         4,580
Series 2130, Cl. SC, 50.735%, 3/15/29(4)                           63,564                        13,146
Series 243, Cl. 6, 25.34%, 12/15/32(4)                             64,898                        11,134
Series 2527, Cl. SG, 0%, 2/15/32(4,5)                               3,934                            73
Series 2531, Cl. ST, 45.176%, 2/15/30(4)                            7,962                           256
Series 2796, Cl. SD, 63.589%, 7/15/26(4)                           95,630                        18,656
Series 2802, Cl. AS, 66.557%, 4/15/33(4)                           60,333                         4,602
Series 2920, Cl. S, 63.885%, 1/15/35(4)                           392,323                        61,960
Series 3110, Cl. SL, 99.999%, 2/15/26(4)                           57,744                         7,699
Series 3451, Cl. SB, 26.449%, 5/15/38(4)                          571,506                        58,545
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 176, Cl. PO,
3.872%, 6/1/26(6)                                                  21,990                        20,254
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/26-10/1/41(7)                                       3,727,000                     3,956,796
5%, 10/1/41(7)                                                  2,290,000                     2,463,540
5.50%, 10/1/26-10/1/41(7)                                       1,884,000                     2,044,454
6%, 11/25/17-3/1/37                                               453,737                       497,806
6%, 10/1/41(7)                                                  1,000,000                     1,097,032
6.50%, 5/25/17-10/25/19                                           250,761                       274,232
6.50%, 10/1/41(7)                                                 524,000                       577,628
7%, 10/25/35                                                       19,001                        21,826
8.50%, 7/1/32                                                       3,178                         3,625
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr.:                        1,680,000                     1,731,187
3%, 10/1/26(7)
3.50%, 10/1/26(7)                                                 950,000                       992,156

5 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
-------------------------------------------------------------------------------------------------------
4%, 10/1/26(7)                                               $    115,000                  $    121,217
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 30 yr., 4%, 10/1/41(7)         2,115,000                     2,217,445
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1998-61, Cl. PL, 6%, 11/25/28                                57,894                        65,942
Trust 2003-130, Cl. CS, 13.631%, 12/25/33(3)                       45,073                        53,791
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                             662,000                       739,170
Trust 2004-101, Cl. BG, 5%, 1/25/20                               361,851                       387,695
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                5,476                         5,484
Trust 2004-9, Cl. AB, 4%, 7/1/17                                   78,550                        79,703
Trust 2005-12, Cl. JC, 5%, 6/1/28                                  48,596                        49,095
Trust 2005-22, Cl. EC, 5%, 10/1/28                                 30,390                        30,724
Trust 2005-30, Cl. CU, 5%, 4/1/29                                  27,602                        28,050
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                             250,000                       301,415
Trust 2006-46, Cl. SW, 23.339%, 6/25/36(3)                         73,500                        99,372
Trust 2006-50, Cl. KS, 23.34%, 6/25/36(3)                          53,613                        71,908
Trust 2007-42, Cl. A, 6%, 2/1/33                                  185,947                       196,257
Trust 2009-36, Cl. FA, 1.175%, 6/25/37(3)                         184,041                       187,300
Trust 2011-15, Cl. DA, 4%, 3/1/41                                  96,458                       101,288
Trust 2011-3, Cl. KA, 5%, 4/1/40                                  141,165                       152,737
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-65, Cl. S, 39.16%, 11/25/31(4)                         165,748                        30,696
Trust 2001-81, Cl. S, 33.597%, 1/25/32(4)                          41,550                         8,692
Trust 2002-47, Cl. NS, 34.354%, 4/25/32(4)                        104,376                        19,846
Trust 2002-51, Cl. S, 34.614%, 8/25/32(4)                          95,843                        18,221
Trust 2002-52, Cl. SD, 43.789%, 9/25/32(4)                        122,584                        25,607
Trust 2002-77, Cl. SH, 44.135%, 12/18/32(4)                        55,953                        11,445
Trust 2002-84, Cl. SA, 41.332%, 12/25/32(4)                       151,791                        25,541
Trust 2003-33, Cl. SP, 41.479%, 5/25/33(4)                        171,885                        28,234
Trust 2003-4, Cl. S, 37.725%, 2/25/33(4)                           98,853                        16,562
Trust 2003-89, Cl. XS, 32.87%, 11/25/32(4)                         17,812                           801
Trust 2004-54, Cl. DS, 54.58%, 11/25/30(4)                         99,133                        21,237
Trust 2004-56, Cl. SE, 16.40%, 10/25/33(4)                         94,958                        14,035
Trust 2005-40, Cl. SA, 62.786%, 5/25/35(4)                        217,175                        34,340
Trust 2005-71, Cl. SA, 63.684%, 8/25/25(4)                        256,771                        38,881
Trust 2005-93, Cl. SI, 16.972%, 10/25/35(4)                       116,668                        15,584
Trust 2006-129, Cl. SM, 33.301%, 1/25/37(4)                       466,182                        61,921
Trust 2008-55, Cl. SA, 27.309%, 7/25/38(4)                        304,436                        34,081
Trust 2008-67, Cl. KS, 41.649%, 8/25/34(4)                        204,296                        14,014
Trust 222, Cl. 2, 26.374%, 6/1/23(4)                              174,659                        26,208
Trust 252, Cl. 2, 36.936%, 11/1/23(4)                             150,080                        26,988
Trust 319, Cl. 2, 5.83%, 2/1/32(4)                                 37,332                         7,413
Trust 320, Cl. 2, 13.149%, 4/1/32(4)                               32,446                         5,102
Trust 321, Cl. 2, 0.90%, 4/1/32(4)                                395,834                        74,658
Trust 331, Cl. 9, 32.455%, 2/1/33(4)                              113,745                        21,318
Trust 334, Cl. 17, 40.766%, 2/1/33(4)                              74,633                        17,345

6 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 339, Cl. 12, 0.011%, 7/1/33(4)                         $    109,721                  $     18,927
Trust 339, Cl. 7, 0%, 7/1/33(4,5)                                 307,145                        44,504
Trust 343, Cl. 13, 8.236%, 9/1/33(4)                              103,999                        16,043
Trust 345, Cl. 9, 15.017%, 1/1/34(4)                              151,492                        19,516
Trust 351, Cl. 10, 4.743%, 4/1/34(4)                               14,654                         2,188
Trust 351, Cl. 8, 2.811%, 4/1/34(4)                                49,864                         7,506
Trust 356, Cl. 10, 0%, 6/1/35(4,5)                                 41,069                         5,954
Trust 356, Cl. 12, 0%, 2/1/35(4,5)                                 24,339                         3,578
Trust 362, Cl. 13, 4.155%, 8/1/35(4)                              120,467                        18,699
Trust 364, Cl. 16, 0%, 9/1/35(4,5)                                107,373                        16,203
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.159%,
9/25/23(6)                                                         59,065                        51,383
                                                                                           ------------
                                                                                             21,504,242
-------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.4%
Government National Mortgage Assn.:
7%, 1/30/24                                                        76,508                        88,653
7.50%, 1/30/23-6/30/24                                             76,143                        88,609
8%, 5/30/17                                                        25,634                        29,101
8.50%, 8/1/17-12/15/17                                             20,922                        23,644
-------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 92.849%, 1/16/27(4)                       113,683                        23,072
Series 2002-15, Cl. SM, 82.965%, 2/16/32(4)                       131,198                        27,755
Series 2002-76, Cl. SY, 82.642%, 12/16/26(4)                      282,825                        50,729
Series 2004-11, Cl. SM, 77.009%, 1/17/30(4)                       104,335                        27,512
Series 2007-17, Cl. AI, 20.246%, 4/16/37(4)                       351,443                        63,291
                                                                                           ------------
                                                                                                422,366
-------------------------------------------------------------------------------------------------------
OTHER AGENCY--0.2%
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series
2010-R3, Cl. 2A, 0.784%, 12/8/20(3)                               214,586                       215,910
-------------------------------------------------------------------------------------------------------
NON-AGENCY--3.6%
-------------------------------------------------------------------------------------------------------
COMMERCIAL--2.6%
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates, Series
2007-1,
Cl. A4, 5.451%, 1/1/49                                            160,000                       171,311
-------------------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2011-C1, Cl. A1,
1.871%, 4/1/44(2)                                                  32,784                        32,377
-------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49            135,000                       139,716
-------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36          105,964                        58,809
-------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(2)                                                 137,536                       139,142
-------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.852%,
9/1/20(2,4)                                                     1,102,311                        86,545
-------------------------------------------------------------------------------------------------------

7 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                               $    109,160                  $    106,707
-------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                  97,494                        64,942
-------------------------------------------------------------------------------------------------------
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
Pass-Through Certificates, Series 2007-AR3, Cl. 1A1,
5.91%, 11/1/37(3)                                                  73,276                        50,585
-------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49           165,000                       172,031
-------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44               91,460                        92,802
-------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35             147,207                       141,774
-------------------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4 Collateralized
Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.775%,
5/25/35(3)                                                        125,786                        89,257
-------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(2)                         106,766                       107,278
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                        165,000                       161,842
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(8)                      55,000                        55,231
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                        165,000                       169,235
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                           20,000                        20,820
-------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                208,680                       214,405
-------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C28,
Commercial Mtg. Pass-Through Certificates, Series
2006-C28, Cl. A4, 5.572%, 10/1/48                                 125,000                       133,140
-------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series
2007-C34, Cl. A3, 5.678%, 5/1/46                                  120,000                       127,970
-------------------------------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series
2010-C1,
Cl. A1, 3.349%, 11/1/43(2)                                         85,267                        87,757
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR1, Cl.
1A1, 2.734%, 2/1/35(3)                                             69,290                        62,235
-------------------------------------------------------------------------------------------------------
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series
2011-C3,
Cl. XA, 7.245%, 3/1/44(4)                                       1,315,068                       120,302
                                                                                           ------------
                                                                                              2,606,213
-------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.2%
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%,
6/1/38                                                             16,099                        16,087
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 2.795%, 3/25/36(3)                                           231,577                       187,016
                                                                                           ------------
                                                                                                203,103

8 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
OTHER--0.1%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39        $    145,000                  $    150,949
-------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.7%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-E, Cl. 2A6,
2.866%, 6/1/34(3)                                                 136,737                       118,522
-------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4,
6.275%, 12/1/49(3)                                                160,000                       175,053
-------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-29CB, Mtg.
Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%,
7/1/35                                                            114,479                        92,997
-------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                     58,389                        60,287
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
2.624%, 9/1/34(3)                                                 110,479                       104,337
-------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-9 Trust,
Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6,
5.25%, 10/25/35                                                   109,712                       106,009
                                                                                           ------------
                                                                                                657,205
                                                                                           ------------
Total Mortgage-Backed Obligations (Cost $25,121,470)                                         25,759,988
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.7%
Federal Home Loan Mortgage Corp. Nts.:
2%, 8/25/16                                                        40,000                        41,499
2.50%, 5/27/16                                                     60,000                        63,662
5%, 2/16/17                                                        65,000                        77,017
5.25%, 4/18/16                                                    105,000                       124,157
5.50%, 7/18/16                                                     65,000                        78,074
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:                             110,000                       116,169
2.375%, 4/11/16
4.875%, 12/15/16                                                   95,000                       111,825
5%, 3/15/16                                                        70,000                        81,904
                                                                                           ------------
Total U.S. Government Obligations (Cost $653,703)                                               694,307
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.8%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.1%
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Daimler Finance North America LLC, 1.875% Sr. Unsec.
Nts., 9/15/14(2)                                                   74,000                        73,115
-------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                            110,000                       114,950
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
8/15/15(2)                                                        165,000                       176,085
-------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.20% Sr. Unsec. Unsub.
Nts., 6/15/16                                                     122,000                       137,218
                                                                                           ------------
                                                                                                313,303
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
6/15/14                                                            27,000                        29,929
-------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13           107,000                       113,184
-------------------------------------------------------------------------------------------------------

9 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                         $     44,000                  $     46,015
8% Sr. Unsec. Nts., 5/1/12                                         85,000                        88,284
                                                                                           ------------
                                                                                                277,412
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                     110,000                       116,747
-------------------------------------------------------------------------------------------------------
MEDIA--0.9%
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                              67,000                        96,998
-------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375%
Sr. Unsec. Nts., 3/1/41                                            87,000                        97,931
-------------------------------------------------------------------------------------------------------
Historic TW, Inc., 9.125% Debs., 1/15/13                           37,000                        40,440
-------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14                                    40,000                        42,400
10% Sr. Unsec. Nts., 7/15/17                                      126,000                       143,955
-------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                  102,000                       112,965
-------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts.,
7/15/33                                                            59,000                        77,317
-------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                     63,000                        79,904
-------------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                       63,000                        68,015
6.50% Sr. Sec. Nts., 1/15/18                                      135,000                       144,113
                                                                                           ------------
                                                                                                904,038
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21             62,000                        60,936
-------------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts.,
7/15/14                                                           124,000                       132,583
                                                                                           ------------
                                                                                                193,519
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20             115,000                       110,975
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Kroger Co.(The), 5% Sr. Nts., 4/15/13                              97,000                       101,996
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41             69,000                        85,589
                                                                                           ------------
                                                                                                187,585
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                              45,000                        47,536
8.50% Sr. Unsec. Nts., 6/15/19                                     50,000                        62,459
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13                     99,000                       104,912
-------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18              113,000                       117,238
                                                                                           ------------
                                                                                                332,145
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21(2)              113,000                       121,279
-------------------------------------------------------------------------------------------------------
TOBACCO--0.3%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                 85,000                       123,824
-------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41                  72,000                        76,837
-------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13               99,000                       108,060
                                                                                           ------------
                                                                                                308,721

10 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
ENERGY--1.9%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                    $    115,000                 $    117,604
-------------------------------------------------------------------------------------------------------
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts.,
2/15/18                                                           139,000                       155,349
-------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                      119,000                       123,563
-------------------------------------------------------------------------------------------------------
Weatherford International Ltd. Bermuda, 5.125% Sr.
Unsec. Unsub. Nts., 9/15/20                                       117,000                       119,445
                                                                                          -------------
                                                                                                515,961
-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.4%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40           70,000                        73,303
-------------------------------------------------------------------------------------------------------
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts.,
8/15/13(2)                                                         99,000                       105,981
-------------------------------------------------------------------------------------------------------
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub.
Nts., 12/15/17                                                    105,000                       109,463
-------------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts.,
4/1/20                                                            158,000                       174,929
-------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
Unsec. Nts., 6/1/13                                               183,000                       194,638
-------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37               118,000                       120,739
-------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19           102,000                       112,200
-------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr.
Sec. Nts., 9/30/14(2)                                              60,000                        65,550
-------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub.
Nts., 4/15/15(2)                                                  188,000                       192,937
-------------------------------------------------------------------------------------------------------
Sunoco Logistics Partners Operations LP, 7.25% Sr.
Unsec. Nts., 2/15/12                                              104,000                       106,143
-------------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21(2)           80,000                        82,926
                                                                                          -------------
                                                                                              1,338,809
-------------------------------------------------------------------------------------------------------
FINANCIALS--5.0%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
Nts., 8/15/19(2)                                                  195,000                       211,628
-------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                           108,000                        98,278
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.25% Sr. Unsec. Nts.,
7/27/21                                                            35,000                        34,643
-------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(2)           152,000                       143,230
-------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.55% Sr. Unsec. Unsub. Nts., Series F,
4/27/17                                                           330,000                       318,404
-------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts.,
1/19/16                                                           107,000                       108,749
-------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub.
Nts., 12/1/12                                                     110,000                       111,716
-------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                 45,000                        44,218
-------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual           25,000                        18,813
Nts.(9)
                                                                                          -------------
                                                                                              1,089,679
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts.,
12/21/12(2)                                                       124,000                       124,770
-------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts.,
4/15/37                                                           208,000                       198,661
-------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(3)           250,000                       208,750
-------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20                35,000                        39,736
-------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(2)            84,000                        71,583
-------------------------------------------------------------------------------------------------------

11 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
-------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts.,
Series B, 4/15/13                                            $     71,000                  $     73,718
-------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts.,
6/15/12                                                           110,000                       114,331
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
Series K(9)                                                        78,000                        80,730
-------------------------------------------------------------------------------------------------------
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                    146,000                       154,083
                                                                                           ------------
                                                                                              1,066,362
-------------------------------------------------------------------------------------------------------
CoNSUMER FINANCE--0.3%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13         106,000                       111,955
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21               54,000                        54,274
-------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                150,000                       147,449
                                                                                           ------------
                                                                                                313,678
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17          198,000                       212,011
-------------------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505% Bonds,
2/12/67(2,3)                                                      132,000                        93,060
-------------------------------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(9)           123,000                        90,713
-------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr.
Unsec. Unsub. Nts., 1/14/13(2)                                     50,000                        43,267
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(9)          183,000                       189,108
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38           75,000                        70,009
                                                                                           ------------
                                                                                                698,168
-------------------------------------------------------------------------------------------------------
INSURANCE--1.4%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec.
Bonds, 5/1/40                                                      29,000                        34,339
-------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                              93,000                        94,151
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                            55,000                        56,684
-------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts.,
8/15/12(2)                                                        105,000                       107,691
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 5.25% Sr.
Unsec. Nts., 10/15/11                                             100,000                       100,119
-------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.75% Sr. Unsec.
Unsub. Nts., 5/15/16                                              109,000                        97,032
-------------------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(2)                164,000                       156,324
-------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds,
4/20/67                                                           222,000                       181,485
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub.
Nts., 9/17/12                                                     122,000                       124,074
-------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2,9)                218,000                       199,471
-------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub.
Nts., 3/15/16                                                     116,000                       118,106
-------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds,
5/9/37(3,8)                                                       122,000                       106,140
                                                                                           ------------
                                                                                              1,375,616
-------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.4%
Brandywine Operating Partnership LP, 5.75% Sr. Unsec.
Unsub. Nts., 4/1/12                                                57,000                        57,802
-------------------------------------------------------------------------------------------------------
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12                   26,000                        26,453
-------------------------------------------------------------------------------------------------------
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13             102,000                       106,560
-------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts.,
1/15/12                                                            43,000                        43,406
-------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts.,
3/1/12                                                            110,000                       110,856
-------------------------------------------------------------------------------------------------------

12 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited))

                                                                 Principal
                                                                    Amount                        Value
-------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub.
Nts., 10/1/12(2)                                             $    108,000                  $    111,368
                                                                                           ------------
                                                                                                456,445
-------------------------------------------------------------------------------------------------------
HEALTH CARE--0.3%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
CELGENE CORP., 5.70% Sr. Unsec. Nts., 10/15/40                     70,000                        79,131
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.1%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                  59,000                        74,982
-------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40            70,000                        76,140
                                                                                           ------------
                                                                                                151,122
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                             120,000                       117,300
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.7%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16            110,000                       110,825
-------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                 100,000                       107,500
                                                                                           ------------
                                                                                                218,325
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17              109,000                       115,676
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                          105,000                       106,815
5.25% Sr. Unsec. Nts., 10/19/12                                    15,000                        15,684
6.375% Unsec. Sub. Bonds, 11/15/67                                205,000                       193,213
                                                                                           ------------
                                                                                                315,712
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                          30,000                        34,566
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.9%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                      34,000                        39,926
-------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts.,
3/15/41                                                            45,000                        49,643
-------------------------------------------------------------------------------------------------------
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                       105,000                       105,528
                                                                                           ------------
                                                                                                195,097
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Hewlett-Packard Co., 2.35% Sr. Unsec. Unsub. Nts.,
3/15/15                                                           187,000                       187,813
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts.,
11/1/15                                                           210,000                       208,158
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                       107,000                       113,294
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                    76,000                        87,047
-------------------------------------------------------------------------------------------------------
SOFTWARE--0.1%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20             127,000                       124,363
-------------------------------------------------------------------------------------------------------
MATERIALS--1.0%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                      48,000                        59,018
-------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                             182,000                       187,795
-------------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                     100,000                       111,125
-------------------------------------------------------------------------------------------------------

13 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                   Principal
                                                                      Amount                      Value
----------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec.
Unsub. Nts., 12/1/40                                            $     68,000                  $     80,264
                                                                                              ------------
                                                                                                   438,202
----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                            87,000                        91,579
----------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                               160,000                       171,789
----------------------------------------------------------------------------------------------------------
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12              102,000                       106,929
----------------------------------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                 7,000                         7,751
----------------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                 60,000                        65,313
6% Sr. Unsec. Unsub. Nts., 10/15/15                                   87,000                        95,936
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                 28,000                        29,216
                                                                                              ------------
                                                                                                   476,934
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                           82,000                        94,487
----------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30                67,000                        97,367
----------------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series
P, 9/15/39                                                            39,000                        35,244
----------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts.,
4/15/17                                                              110,000                       107,250
----------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                  108,000                       116,100
----------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,                  65,000                        80,153
2/15/38
                                                                                              ------------
                                                                                                   530,601
----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
America Movil SAB de CV, 2.375% Unsec. Unsub. Nts.,
9/8/16                                                               170,000                       166,090
----------------------------------------------------------------------------------------------------------
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                    78,000                        88,378
                                                                                              ------------
                                                                                                   254,468
----------------------------------------------------------------------------------------------------------
UTILITIES--1.1%
----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(2)              99,000                       102,487
----------------------------------------------------------------------------------------------------------
Edison International, 3.75% Sr. Unsec. Unsub. Nts.,
9/15/17                                                               76,000                        77,182
----------------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts.,
8/15/39                                                               66,000                        72,554
----------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts.,
8/15/13                                                              115,000                       117,047
----------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., 5.30% Sr. Unsec. Nts.,
10/1/41                                                               84,000                        86,471
----------------------------------------------------------------------------------------------------------
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12               110,000                       113,167
----------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                         96,000                       121,404
----------------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(2)              156,000                       166,715
----------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(2)               115,000                       151,367
                                                                                              ------------
                                                                                                 1,008,394
----------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                       93,000                       100,672
                                                                                           ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $14,547,998)                           14,756,961

14 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                          Shares           Value
--------------------------------------------------------------------------------
INVESTMENT COMPANY-14.0%
Oppenheimer Institutional Money Market Fund, Cl. E,   13,956,508    $ 13,956,508
0.16% (10,11) (Cost $13,956,508)
---------------------------------------------------------------------------------

Total Investments, at Value (Cost $120,821,798)            116.0%    115,614,461
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                      (16.0)    (15,931,522)

                                                      --------------------------
Net Assets                                                 100.0%   $ 99,682,939
                                                      ==========================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $5,351,279 or 5.37% of the Fund's net assets as of September 30, 2011.

3. Represents the current interest rate for a variable or increasing rate security.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,347,057 or 1.35% of the Fund's net assets as of September 30, 2011.

5. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $71,637 or 0.07% of the Fund's net assets as of September 30, 2011.

7. When-issued security or delayed delivery to be delivered and settled after September 30, 2011. See accompanying Notes.

8. Restricted security. The aggregate value of restricted securities as of September 30, 2011 was $282,205, which represents 0.28% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                        UNREALIZED
                                                                                ACQUISITION                           APPRECIATION
SECURITY                                                                               DATE      COST     VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49          7/14/10   $  54,313   $  55,231      $     918

Santander Drive Auto Receivables Trust 2011-S1A, Automobile
Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17                     2/4/11-4/14/11     121,484     120,834          (650)

ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37                       2/24/11-7/26/11     123,050     106,140       (16,910)
                                                                                              ------------------------------------
                                                                                              $ 298,847   $ 282,205     $ (16,642)
                                                                                              ====================================

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES        GROSS        GROSS               SHARES
                                                    DECEMBER 31, 2010    ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2011
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E         17,175,856   31,559,634   34,778,982           13,956,508

                                                                                          VALUE               INCOME
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                 $ 13,956,508             $ 23,501

11. Rate shown is the 7-day yield as of September 30, 2011.

15 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)


VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of September 30, 2011 based on valuation input level:

                                                                                           LEVEL 3-
                                                   LEVEL 1-               LEVEL 2-      SIGNIFICANT
                                                 UNADJUSTED      OTHER SIGNIFICANT     UNOBSERVABLE
                                              QUOTED PRICES      OBSERVABLE INPUTS           INPUTS            VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                     $    1,281,790      $    3,225,539        $         --     $  4,507,329
  Consumer Staples                                2,183,120           3,036,066                  --        5,219,186
  Energy                                          5,708,727                  --                  --        5,708,727
  Financials                                      9,527,169                  --                  --        9,527,169
  Health Care                                     7,916,112                  --                  --        7,916,112
  Industrials                                     2,311,436                  --                  --        2,311,436
  Information Technology                         17,750,639                  --                  --       17,750,639
  Materials                                       2,103,505                  --                  --        2,103,505
  Utilities                                         951,660                  --                  --          951,660
Asset-Backed Securities                                  --           4,450,934                  --        4,450,934
Mortgage-Backed Obligations                              --          25,759,988                  --       25,759,988
U.S. Government Obligations                              --             694,307                  --          694,307
Non-Convertible Corporate Bonds and Notes                --          14,756,961                  --       14,756,961
Investment Company                               13,956,508                  --                  --       13,956,508
                                             -----------------------------------------------------------------------
Total Investments, at Value                      63,690,666          51,923,795                  --      115,614,461
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                      32,288                  --                  --           32,288

                                             -----------------------------------------------------------------------
Total Assets                                 $   63,722,954      $     51,923,795      $         --    $ 115,646,749
                                             -----------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                           TRANSFERS OUT OF LEVEL 1*     TRANSFERS INTO LEVEL 2*
--------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Staples         $             (3,234,115)     $             3,234,115
                           -----------------------------------------------------
Total Assets               $             (3,234,115)     $             3,234,115
                           -----------------------------------------------------

16 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

-------------
* Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

Futures Contracts as of September 30, 2011 are as follows:

                                                                                          UNREALIZED
                                             NUMBER OF   EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION              BUY/SELL   CONTRACTS         DATE         VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds, 20 yr.      Buy          11      12/20/11   $ 1,568,875     $       46,097
U.S. Treasury Nts., 2 yr.            Sell          26      12/30/11     5,725,281              6,823
U.S. Treasury Nts., 5 yr.            Sell          12      12/30/11     1,469,813               (322)
U.S. Treasury Nts., 10 yr.            Buy          14      12/20/11     1,821,313               (573)
U.S. Treasury Ultra Bonds             Buy          13      12/20/11     2,062,125            171,310
                                                                                      --------------
                                                                                      $      223,335
                                                                                      ==============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

17 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                                 WHEN-ISSUED OR DELAYED DELIVERY
                                                 BASIS TRANSACTIONS
                                                 -------------------------------
Purchased securities                                                $15,183,761

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

18 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factor

19 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended September 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $50,422 and $7,241, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of September 30, 2011, the Fund had no outstanding forward contracts.

20 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended September 30, 2011, the Fund had an ending monthly average market value of $3,820,997 and $6,795,041 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of September 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $  120,880,228
Federal tax cost of other investments       (1,966,116)
                                         --------------
Total federal tax cost                   $  118,914,112
                                         ==============

Gross unrealized appreciation            $    3,721,412
Gross unrealized depreciation               (8,763,844)
                                         --------------
Net unrealized depreciation              $  (5,042,432)
                                         ==============

21 | Total Return Portfolio

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                               Shares         Value
-----------------------------------------------------------------------------------
COMMON STOCKS-98.5%
-----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-13.5%
-----------------------------------------------------------------------------------
AUTOMOBILES-0.8%
Bayerische Motoren Werke (BMW) AG                              49,943    $3,309,228
-----------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-1.6%
Benesse Holdings, Inc.                                         61,525     2,710,457
-----------------------------------------------------------------------------------
Dignity plc                                                   227,267     3,012,412
-----------------------------------------------------------------------------------
MegaStudy Co. Ltd.                                              9,883       992,220
-----------------------------------------------------------------------------------
Zee Learn Ltd.(1)                                              94,200        36,851
                                                                       ------------
                                                                          6,751,940
-----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-1.8%
Carnival Corp.                                                 75,370     2,283,711
-----------------------------------------------------------------------------------
William Hill plc                                            1,418,890     4,985,383
                                                                       ------------
                                                                          7,269,094
-----------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.7%
SEB SA                                                         35,788     2,879,608
-----------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-0.1%
Yoox SpA(1)                                                    31,490       402,851
-----------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.3%
Nintendo Co. Ltd.                                               9,500     1,383,753
-----------------------------------------------------------------------------------
MEDIA-1.3%
Grupo Televisa SA, Sponsored GDR                               85,450     1,571,426
-----------------------------------------------------------------------------------
SES, FDR                                                       92,610     2,248,723
-----------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                            688,322     1,641,104
                                                                       ------------
                                                                          5,461,253
-----------------------------------------------------------------------------------
MULTILINE RETAIL-0.5%
Pinault-Printemps-Redoute SA                                   17,440     2,249,767
-----------------------------------------------------------------------------------
SPECIALTY RETAIL-2.1%
Hennes & Mauritz AB, Cl. B                                     54,099     1,615,998
-----------------------------------------------------------------------------------
Industria de Diseno Textil SA                                  80,427     6,887,566
                                                                       ------------
                                                                          8,503,564
-----------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-4.3%
Burberry Group plc                                            334,738     6,059,278
-----------------------------------------------------------------------------------
Compagnie Financiere Richemont SA, Cl. A                       44,600     1,979,826
-----------------------------------------------------------------------------------
Luxottica Group SpA                                           107,169     2,714,966
-----------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton SA                            30,620     4,060,409
-----------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                    9,488     3,109,379
                                                                       ------------
                                                                         17,923,858
-----------------------------------------------------------------------------------
CONSUMER STAPLES-10.5%
BEVERAGES-3.4%
C&C Group plc                                               1,170,973     4,414,780
-----------------------------------------------------------------------------------
Diageo plc                                                    247,401     4,707,009
-----------------------------------------------------------------------------------
Heineken NV                                                    27,230     1,216,891
-----------------------------------------------------------------------------------
Pernod-Ricard SA                                               49,310     3,866,301
                                                                       ------------
                                                                         14,204,981
-----------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-1.6%
Shoppers Drug Mart Corp.                                      126,000     4,911,824
-----------------------------------------------------------------------------------
Woolworths Ltd.                                                81,637     1,950,706
                                                                       ------------
                                                                          6,862,530

1     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Shares        Value
------------------------------------------------------------------------------------
FOOD PRODUCTS-4.1%
Aryzta AG                                                       110,605   $4,790,869
------------------------------------------------------------------------------------
Barry Callebaut AG                                                6,264    5,279,207
------------------------------------------------------------------------------------
Nestle SA                                                        44,879    2,467,013
------------------------------------------------------------------------------------
Unilever plc                                                    143,361    4,490,907
                                                                         -----------
                                                                          17,027,996
------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.0%
Reckitt Benckiser Group plc                                      79,704    4,029,601
------------------------------------------------------------------------------------
PERSONAL PRODUCTS-0.4%
L'Oreal SA                                                       15,830    1,548,987
------------------------------------------------------------------------------------
ENERGY-4.0%
------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.9%
Saipem SpA                                                       61,453    2,154,716
------------------------------------------------------------------------------------
Schoeller-Bleckmann Oilfield Equipment AG                        27,081    1,854,354
------------------------------------------------------------------------------------
Technip SA                                                       46,080    3,687,677
                                                                         -----------
                                                                           7,696,747
------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-2.1%
BG Group plc                                                    332,950    6,340,154
------------------------------------------------------------------------------------
Cairn Energy plc(1)                                             504,420    2,186,105
------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                    51,810      289,100
                                                                         -----------
                                                                           8,815,359
------------------------------------------------------------------------------------
FINANCIALS-4.4%
------------------------------------------------------------------------------------
CAPITAL MARKETS-3.2%
BinckBank NV                                                    323,204    3,547,755
------------------------------------------------------------------------------------
Collins Stewart Hawkpoint plc                                   939,992      927,137
------------------------------------------------------------------------------------
ICAP plc                                                        926,469    5,888,991
------------------------------------------------------------------------------------
Swissquote Group Holding SA                                      23,471      965,381
------------------------------------------------------------------------------------
Tullett Prebon plc                                              373,550    1,965,830
                                                                         -----------
                                                                          13,295,094
------------------------------------------------------------------------------------
COMMERCIAL BANKS-0.4%
ICICI Bank Ltd., Sponsored ADR                                   44,185    1,534,103
------------------------------------------------------------------------------------
INSURANCE-0.6%
Prudential plc                                                  299,007    2,559,264
------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-0.2%
Housing Development Finance Corp. Ltd.                           68,144      879,659
------------------------------------------------------------------------------------
HEALTH CARE-11.0%
------------------------------------------------------------------------------------
BIOTECHNOLOGY-2.5%
CSL Ltd.                                                        171,300    4,886,225
------------------------------------------------------------------------------------
Grifols SA(1)                                                   293,629    5,492,552
------------------------------------------------------------------------------------
Marshall Edwards, Inc.(1,2)                                      63,790       91,858
------------------------------------------------------------------------------------
Marshall Edwards, Inc., Legend Shares(1,2)                        7,500       10,800
                                                                         -----------
                                                                          10,481,435
------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-5.6%
DiaSorin SpA                                                     70,694    2,608,192
------------------------------------------------------------------------------------
Essilor International SA                                         45,540    3,281,908
------------------------------------------------------------------------------------
Nobel Biocare Holding AG                                        113,387    1,135,427
------------------------------------------------------------------------------------
Smith & Nephew plc                                              206,160    1,853,506
------------------------------------------------------------------------------------
Sonova Holding AG                                                27,758    2,504,832
------------------------------------------------------------------------------------
Straumann Holding AG                                             10,649    1,664,920
------------------------------------------------------------------------------------

2     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Shares          Value
--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
--------------------------------------------------------------------------------------
Synthes, Inc.                                                    29,360     $4,747,222
--------------------------------------------------------------------------------------
Terumo Corp.                                                     50,900      2,647,377
--------------------------------------------------------------------------------------
William Demant Holding AS(1)                                     37,512      2,815,245
--------------------------------------------------------------------------------------
                                                                            23,258,629
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-1.1%
Sonic Healthcare Ltd.                                           400,858      4,386,328
--------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.0%
Ortivus AB, Cl. B(1)                                            279,600         79,870
--------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.0%
Tyrian Diagnostics Ltd.(1)                                    18,631,396        18,030
--------------------------------------------------------------------------------------
PHARMACEUTICALS-1.8%
BTG plc(1)                                                      360,064      1,391,905
--------------------------------------------------------------------------------------
Novogen Ltd.(1)                                               1,067,571        147,583
--------------------------------------------------------------------------------------
Roche Holding AG                                                 37,571      6,044,486
                                                                            ----------
                                                                             7,583,974
--------------------------------------------------------------------------------------
INDUSTRIALS-25.2%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.9%
Embraer SA                                                      573,226      3,582,186
--------------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                         161,320      4,525,906
                                                                            ----------
                                                                             8,108,092
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-3.5%
Aggreko plc                                                     257,380      6,500,164
--------------------------------------------------------------------------------------
De La Rue plc                                                   149,990      1,943,603
--------------------------------------------------------------------------------------
Edenred                                                          78,110      1,857,066
--------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                               102,964      4,372,610
                                                                            ----------
                                                                            14,673,443
--------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.5%
Koninklijke Boskalis Westminster NV                             107,876      3,318,729
--------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                           62,780      1,100,585
--------------------------------------------------------------------------------------
Outotec OYJ                                                      89,065      3,167,143
--------------------------------------------------------------------------------------
Trevi Finanziaria SpA                                           267,516      2,718,359
                                                                            ----------
                                                                            10,304,816
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-4.8%
ABB Ltd.                                                        278,220      4,751,359
--------------------------------------------------------------------------------------
Ceres Power Holdings plc(1)                                     828,462        416,640
--------------------------------------------------------------------------------------
Legrand SA                                                      103,260      3,219,125
--------------------------------------------------------------------------------------
Nidec Corp.                                                     102,600      8,253,575
--------------------------------------------------------------------------------------
Schneider Electric SA                                            58,570      3,153,315
                                                                            ----------
                                                                            19,794,014
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-1.2%
Siemens AG                                                       52,946      4,783,244
--------------------------------------------------------------------------------------
MACHINERY-3.9%
Aalberts Industries NV                                          462,904      6,904,052
--------------------------------------------------------------------------------------
Atlas Copco AB, Cl. A                                           133,269      2,354,146
--------------------------------------------------------------------------------------
Fanuc Ltd.                                                       17,600      2,423,146
--------------------------------------------------------------------------------------
Vallourec SA                                                     37,036      2,122,760
--------------------------------------------------------------------------------------

3     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                                 Shares          Value
--------------------------------------------------------------------------------------
MACHINERY CONTINUED
Weir Group plc (The)                                            108,810    $ 2,607,118
                                                                           -----------
                                                                            16,411,222
--------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-3.6%
Capita Group plc                                                636,181      6,953,450
--------------------------------------------------------------------------------------
Experian plc                                                    728,350      8,194,118
                                                                           -----------
                                                                            15,147,568
--------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-3.2%
Brenntag AG                                                      46,335      4,029,035
--------------------------------------------------------------------------------------
Bunzl plc                                                       580,481      6,894,614
--------------------------------------------------------------------------------------
Wolseley plc                                                     90,230      2,246,120
                                                                           -----------
                                                                            13,169,769
--------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE-0.6%
Koninklijke Vopak NV                                             54,156      2,594,542
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-20.4%
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.5%
High Tech Computer Corp.                                        116,000      2,548,409
--------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                       847,946      8,124,694
                                                                           -----------
                                                                            10,673,103
--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.9%
Gemalto NV                                                       78,460      3,740,472
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-4.0%
Hoya Corp.                                                      257,893      5,943,306
--------------------------------------------------------------------------------------
Ibiden Co. Ltd.                                                  47,421        995,963
--------------------------------------------------------------------------------------
Keyence Corp.                                                    15,879      4,347,734
--------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                  139,000      1,259,356
--------------------------------------------------------------------------------------
Omron Corp.                                                      61,986      1,214,076
--------------------------------------------------------------------------------------
Phoenix Mecano AG                                                 5,826      2,892,432
                                                                           -----------
                                                                            16,652,867
--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-2.6%
DeNA Co. Ltd                                                     97,200      4,066,380
--------------------------------------------------------------------------------------
eAccess Ltd.                                                      3,014        761,689
--------------------------------------------------------------------------------------
Telecity Group plc(1)                                           427,560      3,689,746
--------------------------------------------------------------------------------------
United Internet AG                                              136,839      2,309,136
                                                                           -----------
                                                                            10,826,951
--------------------------------------------------------------------------------------
IT SERVICES-0.4%
Infosys Ltd.                                                     30,607      1,550,475
--------------------------------------------------------------------------------------
OFFICE ELECTRONICS-1.0%
Canon, Inc.                                                      89,950      4,072,221
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.8%
ARM Holdings plc                                                413,380      3,538,114
--------------------------------------------------------------------------------------
SOFTWARE-8.2%
Autonomy Corp. plc(1)                                           341,550     13,528,930
--------------------------------------------------------------------------------------
Aveva Group plc                                                  77,927      1,698,388
--------------------------------------------------------------------------------------
Compugroup Medical AG                                            88,093      1,050,398
--------------------------------------------------------------------------------------
Dassault Systemes SA                                             61,290      4,327,650
--------------------------------------------------------------------------------------
Sage Group plc (The)                                            352,440      1,397,394
--------------------------------------------------------------------------------------
SAP AG                                                          150,824      7,688,269
--------------------------------------------------------------------------------------

4     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

                                                              Shares                  Value
-------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Temenos Group AG(1)                                          318,563            $ 4,287,459
                                                                                -----------
                                                                                 33,978,488
-------------------------------------------------------------------------------------------
MATERIALS-6.1%
-------------------------------------------------------------------------------------------
CHEMICALS-2.3%
Filtrona plc                                               1,011,830              5,465,798
-------------------------------------------------------------------------------------------
Orica Ltd.                                                    84,000              1,881,541
-------------------------------------------------------------------------------------------
Sika AG                                                        1,292              2,284,209
                                                                                -----------
                                                                                  9,631,548
-------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-0.8%
James Hardie Industries SE, CDI(1)                           629,300              3,432,509
-------------------------------------------------------------------------------------------
METALS & MINING-3.0%
Impala Platinum Holdings Ltd.                                174,546              3,538,145
-------------------------------------------------------------------------------------------
Rio Tinto plc                                                 87,053              3,844,699
-------------------------------------------------------------------------------------------
Vale SA, Sponsored ADR, Preference                           228,410              4,796,610
                                                                                -----------
                                                                                 12,179,454
-------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-3.4%
-------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-3.4%
BT Group plc                                               3,773,641             10,115,734
-------------------------------------------------------------------------------------------
Inmarsat plc                                                  90,040                684,111
-------------------------------------------------------------------------------------------
Vivendi SA                                                   158,230              3,230,669
                                                                                -----------
                                                                                 14,030,514
                                                                                -----------
Total Common Stocks (Cost $329,547,834)                                         409,690,929

                                                              Units
-------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES-0.0%
Marshall Edwards, Inc., Legend Shares Wts., Strike Price
3.60, Exp. 8/6/12(1,2)                                         7,500                    110
-------------------------------------------------------------------------------------------
Tyrian Diagnostics Ltd. Rts., Strike Price 0.012AUD,
Exp. 12/20/13(1)                                           1,863,139                  1,803
                                                                                -----------
Total Rights, Warrants and Certificates (Cost $0)                                     1,913

                                                              Shares
-------------------------------------------------------------------------------------------
INVESTMENT COMPANY-0.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.16%(3,4) (Cost $3,306,292)                               3,306,292              3,306,292
-------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $332,854,126)                 99.3%           412,999,134
-------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                  0.7              2,903,104
                                                          ---------------------------------
Net Assets                                                     100.0%         $ 415,902,238
                                                          =================================

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denominated in the following currency:

AUD    Australian Dollar

5     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

1. Non-income producing security.

2. Restricted security. The aggregate value of restricted securities as of September 30, 2011 was $102,768, which represents 0.02% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                     UNREALIZED
                                                                                 ACQUISITION                       APPRECIATION
SECURITY                                                                                DATE        COST   VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc.                                                      12/28/05-7/28/08 $2,615,143 $ 91,858 $   (2,523,285)
Marshall Edwards, Inc., Legend Shares                                                 8/3/07    225,000   10,800       (214,200)
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12           8/3/07         --      110            110
                                                                                             -----------------------------------
                                                                                             $2,840,143 $102,768 $   (2,737,375)
                                                                                             ===================================

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES          GROSS             GROSS                    SHARES
                                                   DECEMBER 31, 2010      ADDITIONS        REDUCTIONS        SEPTEMBER 30, 2011
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E         9,561,070      75,405,322        81,660,100                 3,306,292

                                                                                                 VALUE                    INCOME
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                         $ 3,306,292     $              10,748

4. Rate shown is the 7-day yield as of September 30, 2011.

6     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of September 30, 2011 based on valuation input level:

                                                                                                    LEVEL 3-
                                                       LEVEL 1-                LEVEL 2-          SIGNIFICANT
                                                     UNADJUSTED       OTHER SIGNIFICANT         UNOBSERVABLE
                                                  QUOTED PRICES       OBSERVABLE INPUTS               INPUTS               VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                          $  6,867,549         $   49,267,367         $          --        $ 56,134,916
   Consumer Staples                                   4,911,824             38,762,271                    --          43,674,095
   Energy                                               289,100             16,223,006                    --          16,512,106
   Financials                                         2,461,240             15,806,880                    --          18,268,120
   Health Care                                          189,758             45,618,508                    --          45,808,266
   Industrials                                        3,998,826            100,987,884                    --         104,986,710
   Information Technology                             3,942,830             81,089,861                    --          85,032,691
   Materials                                          4,796,610             20,446,901                    --          25,243,511
   Telecommunication Services                                --             14,030,514                    --          14,030,514
Rights, Warrants and Certificates                            --                  1,913                    --               1,913
Investment Company                                    3,306,292                     --                    --           3,306,292
                                          --------------------------------------------------------------------------------------
Total Investments, at Value                          30,764,029            382,235,105                    --         412,999,134
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                          --                    116                    --                 116
                                          --------------------------------------------------------------------------------------
Total Assets                                      $  30,764,029         $  382,235,221         $          --        $412,999,250
                                          --------------------------------------------------------------------------------------
Liabilities Table
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts              $           --          $      (3,961)        $          --        $     (3,961)
                                          --------------------------------------------------------------------------------------
Total Liabilities                                $           --          $      (3,961)        $          --        $     (3,961)
                                          --------------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

7     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.




                               TRANSFERS INTO        TRANSFERS OUT OF        TRANSFERS INTO         TRANSFERS OUT OF
                                     LEVEL 1*               LEVEL 1**             LEVEL 2**                LEVEL 2*
--------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
 Consumer Discretionary      $             --  $         (57,125,710)  $         57,125,710  $                   --
 Consumer Staples                          --            (36,569,684)            36,569,684                      --
 Energy                                    --            (20,154,429)            20,154,429                      --
 Financials                                --            (21,688,027)            21,688,027                      --
 Health Care                               --            (41,198,794)            41,198,794                      --
 Industrials                        3,781,317            (83,640,434)            83,640,434              (3,781,317)
 Information Technology                    --            (57,335,717)            57,335,717                      --
 Materials                                 --            (24,093,691)            24,093,691                      --
 Telecommunication Services                --             (8,803,384)             8,803,384                      --
                            ---------------------------------------------------------------------------------------
Total Assets                $       3,781,317  $        (350,609,870)  $        350,609,870  $           (3,781,317)
                            ---------------------------------------------------------------------------------------

* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

** Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Geographic Holdings                   Value           Percent
------------------------       ------------      ------------
United Kingdom                 $118,077,406            28.6%
France                           50,000,343            12.1
Switzerland                      48,904,021            11.8
Japan                            40,079,033             9.7
Germany                          23,169,310             5.6
Australia                        18,217,500             4.4
The Netherlands                  17,581,969             4.3
Spain                            16,752,728             4.0
Sweden                           12,174,708             2.9
Italy                            10,599,084             2.6
Brazil                            8,378,796             2.0
Jersey, Channel Islands           8,194,118             2.0
Ireland                           7,847,289             1.9
United States                     5,692,771             1.4
India                             5,642,192             1.4
Canada                            4,911,824             1.2
South Africa                      3,538,145             0.9
Finland                           3,167,143             0.8
Denmark                           2,815,245             0.7
Taiwan                            2,548,409             0.6
Austria                           1,854,354             0.4
Mexico                            1,571,426             0.4
Korea, Republic of South            992,220             0.2
Bermuda                             289,100             0.1
                               ----------------------------
Total                          $412,999,134           100.0%
                               ============================

8     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)


FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2011 ARE AS FOLLOWS:
                                                       CONTRACT
                                               BUY/      AMOUNT             EXPIRATION                UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION              SELL     (000'S)                   DATE       VALUE  APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL
Swiss Franc (CHF)                              Sell                5 CHF          10/4/11 $  5,495  $          53  $         --
-------------------------------------------------------------------------------------------------------------------------------
BROWN BROTHERS HARRIMAN:
Japanese Yen (JPY)                             Buy            36,387 JPY          10/3/11  471,788            --          3,961
Swiss Franc (CHF)                              Sell                6 CHF          10/3/11    6,178            58             --
                                                                                                     --------------------------
                                                                                                              58          3,961
-------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE
British Pound Sterling (GBP)                   Sell               11 GBP  10/3/11-10/4/11   16,727             5             --
                                                                                                     --------------------------
Total unrealized appreciation and depreciation                                                       $       116  $       3,961
                                                                                                     ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of

9     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

10     |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of September 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $116, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or

11    |     Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)


     a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended September 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $1,237,856 and $1,235,945, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

RESTRICTED SECURITIES

As of September 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities  $345,395,650
                                ============

Gross unrealized appreciation    $95,101,080
Gross unrealized depreciation   (27,499,527)
                                ------------
Net unrealized appreciation     $ 67,601,553
                                ============

12    |     Oppenheimer International Growth Fund/VA

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By:   /s/ William F. Glavin, Jr.
      --------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 11/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      -----------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 11/9/2011

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 11/9/2011